Subsequent Events (Details Narrative)		1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 30, 2017 USD ($) Integer $ / shares shares	Jan. 31, 2017 USD ($)	Sep. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Stock issued during period share, shares | shares			418,773
Stock issued price per share | $ / shares				$ 50.00	$ 10.00
Stock issued during period share, value			$ 276,880	$ 3,867,188	$ 4,326,086
Series H Convertible Preferred Stock [Member]
Stock issued during period share, shares | shares			63,595
Stock issued during period share, value			$ 63,595
Boad of Directors [Member]
Stock issued during period share, value		$ 2,000,000
Subsequent Event [Member] | Series H Convertible Preferred Stock [Member]
Stock issued during period share, shares | shares	934,589
Number of investors | Integer	4
Stock issued price per share | $ / shares	$ 1.00
Stock issued during period share, value	$ 934,589
Subsequent Event [Member] | Boad of Directors [Member]
Cash dividend per share | $ / shares	$ 0.005